                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007


Check here if Amendment           [ ]  Amendment Number: _____
This Amendment (Check only one.): [ ]  is a restatement
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc R. Lisker, Esq.
Title: General Counsel, MSD Capital, L.P.
Phone: (212) 303-1668

Signature, Place, and Date of Signing:


/s/ Marc R. Lisker                         New York, NY       November 14, 2007
--------------------------------------   ----------------   --------------------
              (Signature)                  (City, State)           (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      14
Form 13F Information Table Value Total: 732,543(thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

      Column 1            Column 2      Column 3   Column 4          Column 5         Column 6   Column 7          Column 8
--------------------  ---------------  ---------  ----------  ---------------------  ----------  --------  -----------------------
                                                     Value      Shrs or   SH/  Put/  Investment    Other       Voting Authority
   Name of Issuer      Title of Class    Cusip    (X $1,000)    prn amt   PRN  Call  Discretion  Managers     Sole    Shared  None
--------------------  ---------------  ---------  ----------  ----------  ---  ----  ----------  --------  ---------  ------  ----
DIGITAL RIV INC       NOTE 1.250% 1/0  25388BAB0     96,211   83,680,000  PRN           SOLE                     N/A    N/A    N/A
DIGITAL RIV INC       COM              25388B104     25,740      575,197  SH            SOLE                 575,197     0      0
DOLLAR THRIFTY
   AUTOMOTIVE GP      COM              256743105     62,643    1,805,800  SH            SOLE               1,805,800     0      0
IHOP CORP             COM              449623107    132,999    2,100,100  SH            SOLE               2,100,100     0      0
INFORMATICA CORP      NOTE 3.000% 3/1  45666QAB8     12,885   12,500,000  PRN           SOLE                     N/A    N/A    N/A
INPHONIC INC          COM              45772G105      2,696      973,174  SH            SOLE                 973,174     0      0
LEVEL 3
   COMMUNICATIONS
   INC                NOTE 5.250%12/1  52729NBF6     33,512   25,900,000  PRN           SOLE                     N/A    N/A    N/A
NORTHWEST AIRLS CORP  COM              667280408     18,855    1,059,244  SH            SOLE               1,059,244     0      0
PMC-SIERRA INC        NOTE 2.250%10/1  69344FAD8     20,021   17,000,000  PRN           SOLE                     N/A    N/A    N/A
RED HAT INC           DBCV 0.500% 1/1  756577AB8     62,585   62,394,000  PRN           SOLE                     N/A    N/A    N/A
SCHOOL SPECIALTY INC  COM              807863105     96,427    2,784,500  SH            SOLE               2,784,500     0      0
STEAK N SHAKE CO      COM              857873103     41,762    2,782,300  SH            SOLE               2,782,300     0      0
TIME WARNER TELECOM
   INC                CL A             887319101     72,141    3,283,600  SH            SOLE               3,283,600     0      0
TYLER TECHNOLOGIES
   INC                COM              902252105     54,066    4,049,923  SH            SOLE               4,049,923     0      0

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.